Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	TEMPLETON GLOBAL SMALLER COMPANIES FUND
Central Index Key	0000350900
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Jan. 01, 2017
Templeton Global Smaller Companies Fund-13 | Templeton Global Smaller Companies Fund | Class A
Risk/Return:
Trading Symbol	TEMGX
Templeton Global Smaller Companies Fund-13 | Templeton Global Smaller Companies Fund | Class C
Risk/Return:
Trading Symbol	TESGX
Templeton Global Smaller Companies Fund-13 | Templeton Global Smaller Companies Fund | Advisor Class
Risk/Return:
Trading Symbol	TGSAX
Templeton Global Smaller Companies Fund-13 | Templeton Global Smaller Companies Fund | Class R6
Risk/Return:
Trading Symbol	FBOGX